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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and Address of issuer:

    The Alliance Portfolios
    1345 Avenue of the Americas
    New York, New York  10105

2.  The name of each series or class of securities for which this
    Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
    list series or classes):                     / /

    Alliance Conservative Investors Fund (Class A, Class B and
    Class C)

    Alliance Growth Investors Fund (Class A, Class B and Class C)

3.  Investment Company Act File Number:
    811-05088

    Securities Act File Number:
    33-12988

4(a).    Last day of fiscal year for which this Form is filed:
         April 30, 1998

4(b)./ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)./ / Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:




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                                       Alliance       Alliance
                                       Conservative   Growth
                                       Investors      Investors
                                       Fund           Fund

    (i)    Aggregate sale price of
           securities sold during
           the fiscal year pursuant
           to section 24(f):           $11,605,332    $25,125,562


    (ii)   Aggregate price of
           securities redeemed or
           repurchased during the
           fiscal year:                $14,195,788    $21,629,289


    (iii)  Aggregate price of
           securities redeemed or
           repurchased during any
           prior fiscal year ending
           no earlier than
           October 11, 1995 that
           were not previously used
           to reduce registration
           fees payable to the
           Commission:                 $0             $0


    (iv)   Total available
           redemption credits [add
           Items 5(ii) and 5(iii)]:    $14,195,788    $21,629,289


    (v)    Net sales - if Item 5(i)
           is greater than Item
           5(iv) [subtract Item
           5(iv) from Item 5(i)]:      $0             $ 3,496,273


    (vi)   Redemption credits
           available for use in
           future years - if
           Item 5(i) is less than
           Item 5(iv) [subtract
           Item 5(iv) from
           Item 5(i)]:                 $(2,590,456)   $0


    (vii)  Multiplier for
           determining registration


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           fee (See Instruction
           C.9):                       x.000295       x.000295


    (viii) Registration fee due
           [multiply Item 5(v) by
           Item 5(vii)] (enter 0 if
           no fee is due):             =$0            =$1,031

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
    (number of shares or other units) deducted here:

    Alliance Conservative Investors Fund: N/A
    Alliance Growth Investor Fund: N/A

    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

    Alliance Conservative Investors Fund:  0
    Alliance Growth Investor Fund: 0


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

    Alliance Conservative Investors Fund:  $0
    Alliance Growth Investors Fund: $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


    Alliance Conservative Investors Fund:  $0
    Alliance Growth Investors Fund:  $1,031


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: July 24, 1998


    Method of Delivery:



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           /X/     Wire Transfer
           / /     Mail or other means

                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:  (Signature and Title)*       \s\ Edmund P. Bergan, Jr.
                                  Edmund P. Bergan, Jr.
                                  Clerk

Date:  July 24, 1998

* Please print the name and title of the signing officer below the signature.


































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